Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Commitments and Contingencies
6.	Commitments and Contingencies

Lease Commitments

The Company entered into a lease agreement (the “Lease”) for its headquarters at 1610 Fifth Street, Berkeley, California on November 15, 2010 with an initial term that began on March 1, 2011 and expires in February 2016. The space was comprised of 25,127 square feet of office space and 8,384 square feet of warehouse space. Pursuant to the Lease, the landlord reserved the right to elect to recapture from the Company, and lease to a third party, a portion of the warehouse space comprising not more than 6,525 square feet (“Recapture Space”), subject to certain terms and conditions provided for by the Lease. Notwithstanding the foregoing, the Company had a right of first refusal to lease the Recapture Space. The lease term for the Recapture Space was coterminous with the initial term, including any extensions. Further, in the event that the landlord did not elect to recapture the Recapture Space, the Company had the right, upon written notice to the landlord, to elect to lease the Recapture Space and the landlord shall build out the Recapture Space for office use. On September 25, 2012, the Company exercised the right and entered into an amendment to the Lease (the “Lease Amendment”).

The Lease Amendment provided (i) for the reconfiguration of the warehouse space to additional office space in order to accommodate growth, and (ii) the Company with a first option to extend the initial term of the Lease for three years (the “First Option”) followed by a second option to extend the Lease for an additional two years (the “Second Option” and, together with the First Option, the “Option Periods”). The terms, covenants and conditions of the Lease, as amended, will continue to govern the Options Periods, except that the applicable monthly rent for the Option Periods will be equal to 95% of the fair market rental rate for the property, however, the monthly rent payable during the Option Periods will not be less than the monthly rent payable during the immediately preceding month of the initial term or First Option period, as applicable. The landlord is required to deliver to the Company a notice of the fair market rental rate for the property no later than August 1, 2015. If the Company does not agree with the proposed fair market rental rate, then the term of the lease will expire at the end of the initial term in February 2016. In such event, the Company will have to reimburse to the landlord an amount not to exceed 40% of the total tenant improvement allowance plus interest, as determined in accordance with the Lease. Concurrently with the execution of the Lease Amendment, the Company exercised the First Option to extend the initial lease for an additional three years to February 2019.

Pursuant to the Lease Amendment, on September 25, 2012, the Company and the landlord entered into a Work Letter Agreement (“Work Letter”) for the Recapture Space which specifies the landlord’s responsibilities and the amount of tenant improvement allowance. Pursuant to the Work Letter, the landlord performed the majority of the structural work.

Rent expense for non-cancelable operating leases with scheduled rent increases is recognized on a straight-line basis over the lease term. Rent expense for the three and nine months ended December 31, 2012 was $146,000 and $386,000, respectively. Rent expense for the three and nine months ended December 31, 2011 was $80,000 and $360,000, respectively.

Future minimum lease payments (after incorporating the effect of rent escalation and increase in rent for the recaptured space at the per square foot rate applicable to existing office space) under the noncancelable operating lease as of December 31, 2012 are as follows (in thousands):

Lease Payments

Three Months Ending March 31, 2013	$147
Fiscal Year Ending March 31:
2014	601
2015	621
2016	638
2017	638
2018	638
2019	585

Total future minimum lease payments	$3,868

Purchase Commitments

The Company has material non-cancelable purchase commitments, directly or through contract manufacturers, to purchase ingredients to be used in the future to manufacture its products. As of December 31, 2012, the Company’s purchase commitments totaled $14.0 million, which will substantially be incurred within a year.

The Company has an agreement with its contract warehousing company that includes minimum overhead fees of $200,000 annually beginning April 1, 2012 through June 2015. The expense is included in selling, general and administrative expenses in the condensed consolidated statements of operations.

Indemnifications

In the normal course of business, the Company enters into contracts that contain a variety of representations and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations, and, accordingly, the Company believes that the estimated fair value of these indemnification obligations is minimal and has not accrued any amounts for these obligations.

Legal Matters

From time to time, the Company is subject to claims and assessments in the ordinary course of business. The Company is not currently a party to any litigation matter that, individually or in the aggregate, is expected to have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

7.	Commitments and Contingencies

Lease Commitments

The Company leases office space and other equipment under noncancelable operating leases that expire through fiscal year 2016. Rent expense for non-cancellable operating leases with scheduled rent increases is recognized on a straight-line basis over the lease term. Rent expense for the years ended March 31, 2012, 2011and 2010 was approximately $480,000, $309,000 and $215,000, respectively.

Future minimum lease payments under the noncancelable operating lease as of March 31, 2012 are as follows (in thousands):

Fiscal Year Ending March 31:
2013	$549
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,145

Purchase Commitments

The Company has material non-cancelable purchase commitments, directly or through contract manufacturers, to purchase ingredients to be used in the future to manufacture its products. As of March 31, 2012, the Company’s purchase commitments totaled $10.0 million, which will substantially be incurred in fiscal 2013.

In September 2011, the Company entered into an agreement with its contract warehousing company that includes minimum overhead fees of $200,000 annually beginning April 1, 2012 through June 2015.

In November 2011, the Company entered into an agreement with one of its contract manufacturers for the purchase of product formulas for a purchase price of $2.0 million. The agreement requires annual payments of at least $150,000 in each of the first six years of the agreement with the balance of the $2.0 million payment due at the end of the seven-year term in November 2018.

Indemnifications

In the normal course of business, the Company enters into contracts that contain a variety of representations and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations, and, accordingly, the Company believes that the estimated fair value of these indemnification obligations is minimal and has not accrued any amounts for these obligations.

Legal Matters

From time to time, the Company is subject to claims and assessments in the ordinary course of business. The Company is not currently a party to any litigation matter that, individually or in the aggregate, is expected to have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.